As filed with the Securities and Exchange Commission on September 25, 2006

                                                      1933 Act File No. 33-07404
                                                     1940 Act File No. 811-04760

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 147                    [X]

                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 147                            [X]

                                DWS ADVISOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                    (Address of Principal Executive Offices)

                                 (212) 454-7190
                         (Registrant's Telephone Number)

                                  John Millette
                             Two International Place
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                             New York, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

/ X /    immediately upon filing pursuant to paragraph (b) of Rule 485
/___/    on ____________ pursuant to paragraph (b) of Rule 485
/___/    60 days after filing pursuant to paragraph (a)(1) of Rule 485(a)
/___/    on (date) pursuant to paragraph (a)(1) of Rule 485
/___/    75 days after filing pursuant to paragraph (a)(2) of Rule 485
/___/    on ___________ pursuant to paragraph  (a)(2) of Rule 485

If appropriate, check the following box:

/___/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

This post-effective amendment contains an incorporation by reference of the prospectus and Statement of Additional Information relating to the following series and class of the registrant:

  o   NY Tax Free Money Fund
         Tax-Exempt New York Money Market Fund

This post-effective amendment is not intended to update or amend any other prospectuses or Statements of Additional Information of the registrant's other series or classes.

Part A and Part B of the Trust's Registration Statement are hereby incorporated by reference, as filed with the Commission on August 14, 2006 in Post-Effective Amendment No. 145 under the Securities Act of 1933 (File No. 33-07404) and Amendment No. 145 under the Investment Company Act of 1940 (File No. 811-04760). The sole purpose of this filing is to file exhibits to the Trust's Registration Statement.

                            PART C. OTHER INFORMATION

Item 23.          Exhibits
--------          --------

                  (a)                Amended and Restated Declaration of Trust dated June 27, 2006; (19)

                           (1)       Amended and Restated Designation of Series and Classes of Shares of Beneficial
                                     Interest; (19)

                           (2)       Amended and Restated Designation of Series and Classes of Shares of Beneficial
                                     Interest, is filed herein

                  (b)                By-Laws (1)

                           (1)       By-Laws of DWS Advisor Funds, dated June 27, 2006; (19)

                  (c)                Incorporated by reference to Exhibit (b) above;

                  (d)      (1)       Investment Advisory Agreement dated July 30, 2002 between International Equity
                                     Portfolio and Deutsche Asset Management, Inc.; (6)

                           (2)       Investment Advisory Agreement dated July 30, 2002 between BT Investment Funds and
                                     Deutsche Asset Management, Inc.; (11)

                           (3)       Amended and Restated Investment Management Agreement dated June 1, 2006 on behalf of Cash Management Fund Investment, Tax Free Money Fund Investment, NY Tax Fee
                                     Money Fund, Treasury Money Fund Investment, DWS Mid Cap Growth Fund, and DWS
                                     Small Cap Growth Fund; is filed herein

                           (4)       Investment Advisory Agreement dated July 30, 2003 between the Registrant and
                                     Deutsche Asset Management, Inc.; (7)

                           (5)       Investment Advisory Agreement dated July 30, 2003 between the BT Investment
                                     Portfolios and Deutsche Asset Management, Inc.; (7)

                           (6)       Investment Advisory Agreement dated July 30, 2003 between Cash Management
                                     Portfolio and Deutsche Asset Management, Inc.; (11)

                           (7)       Investment Advisory Agreement dated July 30, 2002 between Treasury Money
                                     Portfolio and Deutsche Asset Management, Inc.; (7)

                           (8)       Form of Amendment dated December 17, 2004 to the Investment Advisory Agreement dated July 30, 2002 between the Registrant and Deutsche Asset Management, Inc.;
                                     (14)

                           (9)       Amendment dated September 19, 2005, to the Investment Advisory Agreement dated
                                     July 30, 2002 between the Registrant and Deutsche Asset Management, Inc.; (15)

                           (10)      Amendment to Investment Advisory Agreement between the Registrant and Deutsche
                                     Asset Management, Inc. on behalf of Scudder Limited-Duration Plus Fund to be filed by amendment;



                                       3

                           (11)      Investment Management Agreement between the Registrant, on behalf of DWS RREEF
                                     Global Real Estate Securities Fund, and Deutsche Investment Management Americas
                                     Inc., dated July 1, 2006 (to be filed by amendment);

                           (12)      Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and Deutsche Asset Management International
                                     GmbH, dated July 1, 2006 (to be filed by amendment);

                           (13)      Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and RREEF Global Advisors Limited, dated July
                                     1, 2006 (to be filed by amendment);

                           (14)      Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and Deutsche Asset Management (Hong Kong),
                                     Limited, dated July 1, 2006 (to be filed by amendment);

                           (15)      Sub-advisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and Deutsche Investments Australia Limited,
                                     dated July 1, 2006 (to be filed by amendment);

                  (e)                Distribution Agreement dated August 19, 2002; (4)

                  (f)                Not applicable;

                  (g)      (1)       Custodian Agreement dated July 1, 1996; (2)

                           (2)       Custodian Agreement between the Registrant and State Street Bank and Trust
                                     Company, dated April 1, 2003; (7)

                  (h)      (1)       Administrative Services Agreement between the Registrant and Deutsche Investment
                                     Management Americas Inc., is filed herein

                           (2)       Administration Agreement dated July 1, 2001; (3)

                           (3)       Expense Limitation Agreement dated September 4, 2002; (4)

                           (4)       Transfer Agency Agreement dated December 16, 2002 with Scudder Investment
                                     Services Company; (10)

                           (5)       Agency Agreement between Scudder Investments Service Company and DST Systems,
                                     Inc., dated January 15, 2003; (7)

                           (6)       Expense Limitation Agreement dated April 25, 2003; (9)

                           (7)       Expense Limitation Agreement dated August 1, 2003; (11)

                           (8)       Letters of Indemnity to the Scudder Funds and Independent Directors/Trustees
                                     dated October 8, 2004; (13)

                           (9)       Amendment dated November 17, 2004 to Exhibit A of the Expense Limitation
                                     Agreement dated April 25, 2003; (14)

                  (i)      (1)       Opinion and Consent of Willkie Farr & Gallagher LLP; (9), (11), (18)

                           (2)       Opinion and Consent of Bingham McCutchen LLP; (9), (18)



                                       4

                           (3)       Opinion and Consent of Willkie Farr & Gallagher LLP relating to Class S and AARP shares;(12)

                           (4)       Opinion and Consent of Bingham McCutchen LLP relating to Class S and AARP shares;(12)

                           (5)       Opinion and Consent of Counsel of Willkie Farr & Gallagher relating to DWS RREEF
                                     Global Real Estate Securities Fund, Classes A, C, Institutional and S;(17)

                           (6)       Opinion and Consent of Counsel of Bingham McCutcheon LLP relating to DWS RREEF
                                     Global Real Estate Securities Fund, Classes A, C, Institutional and S; (17)

                           (7)       Opinion and Consent of Willkie Farr & Gallagher LLP relating to NY Tax Free Money
                                     Fund, Tax-Exempt New York Money Market Fund shares; (19)

                           (8)       Opinion and Consent of Bingham McCutchen LLP relating to NY Tax Free Money Fund,
                                     Tax-Exempt New York Money Market Fund shares; (19)

                           (9)       Opinion and Consent of Willkie Farr & Gallagher LLP relating to DWS Short
                                     Duration Fund; (20)

                           (10)      Opinion and Consent of Bingham McCutchen LLP relating to DWS Short Duration Fund;
                                     (20)

                  (j)                Consent of Independent Registered Public Accounting Firm; (19)

                  (k)                Not applicable;

                  (1)                Not applicable;

                  (m)      (1)       Rule 12b-1 Plan(s); (5), (8)

                           (2)       Rule 12b-1 Plan for DWS RREEF Global Real Estate Securities Fund - Classes A and
                                     C shares, dated July 1, 2006 (to be filed by amendment);

                  (n)      (1)       Rule 18f-3 Plan, as amended; (10)

                           (2)       Rule 18f-3 Plan for DWS RREEF Global Real Estate Securities Fund, dated July 1,
                                     2006 (to be filed by amendment);

                  (p)      (1)       Code of Ethics for Deutsche Asset Management, Inc. - U.S., dated January 1, 2005;
                                     (14)

                           (2)       Consolidated Fund Code of Ethics dated March 14, 2006; (16)

                           (3)       Code of Ethics for Deutsche Asset Management (Asia) Limited and Deutsche Asset
                                     Management (Hong Kong) Limited; (17)

                  (q)                Power of Attorney, dated June 27, 2006; (17)

--------------------

(1) Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-lA ("Registration Statement") as filed with the Securities and Exchange ("Commission") on July 31, 1995.

(2)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  44  to
         Registrant's Registration Statement as filed with the Commission on July 1, 1997.

(3)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  84  to
         Registrant's Registration Statement as filed with the Commission on June 29, 2001.

(4)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  95  to
         Registrant's Registration Statement as filed with the Commission on November 27, 2002.

(5)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  98  to
         Registrant's Registration Statement as filed with the Commission on February 3, 2003.

(6)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  99  to
         Registrant's Registration Statement as filed with the Commission on February 28, 2003.

(7) Incorporated by reference to Post-Effective Amendment No. 100 to Registrant's Registration Statement as filed with the Commission on April 30, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement as filed with the Commission on October 1, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement as filed with the Commission on January 30, 2004.

(10) Incorporated by reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement as filed with the Commission on February 27, 2004.

(11) Incorporated by reference to Post-Effective Amendment No. 107 to Registrant's Registration Statement as filed with the Commission on April 29, 2004.

(12) Incorporated by reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement as filed with the Commission on August 31, 2004.

(13) Incorporated by reference to Post-Effective Amendment No. 114 to Registrant's Registration Statement as filed with the Commission on December 3, 2004.

(14) Incorporated by reference to Post-Effective Amendment No. 116 to Registrant's Registration Statement as filed with the Commission on February 1, 2005.

(15) Incorporated by reference to Post-Effective Amendment No. 125 to Registrant's Registration Statement as filed with the Commission on January 27, 2006.

(16) Incorporated by reference to Post-Effective Amendment No. 133 to Registrant's Registration Statement as filed with the Commission on April 28, 2006.

(17) Incorporated by reference to Post-Effective Amendment No. 141 to Registrant's Registration Statement as filed with the Commission on June 30, 2006.

(18) Incorporated by reference to Post-Effective Amendment No. 142 to Registrant's Registration Statement as filed with the Commission on June 30, 2006.

(19) Incorporated by reference to Post-Effective Amendment No. 145 to Registrant's Registration Statement as filed with the Commission on August 14, 2006.

(20) Incorporated by reference to Post-Effective Amendment No. 146 to Registrant's Registration Statement as filed with the Commission on August 18, 2006.

Item 24.          Persons Controlled by or Under Common Control with Registrant
--------          -------------------------------------------------------------

                  Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25.          Indemnification
--------          ---------------

                  Under Article IV, Sections 4.2 and 4.3 of the Trust's Declaration of Trust, no Trustee, former Trustee, officer or employee of the Trust shall be liable to the Trust or to any Shareholder for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of his office. Without limiting the foregoing, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, employee, investment adviser, subadviser, principal underwriter, custodian or other agent of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee, except in the case of such Trustee's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (for purposes of this Section, `Trustee or officer" shall include persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise), shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (iii) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph
                  (b)(i) or (b)(ii)) (whether by compromise payment, pursuant to a consent decree or otherwise) resulting in a payment by a Trustee or office; unless there has been a determination that such Trustee or officer acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), by:

                           (x) a vote of a majority of the Disinterested
                  Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                           (y) written opinion of legal counsel chosen by a
                  majority of the Trustees and determined by them in their reasonable judgment to be independent.

                  (c) The rights of indemnification herein provided to any Trustee or officer shall be severable from those of any other Trustee or officer, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which any Trustee or officer or any other person may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this
                  Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or(ii) involved in the claim, action, suit or proceeding.

                  In making any determination under this Section 4.3 as to whether a Trustee or officer engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Trustee or officer ultimately will be found entitled to indemnification, the Disinterested Trustees or independent legal counsel making the determination shall afford the Trustee or officer a rebuttable presumption that the Trustee or officer has not engaged in willful misfeasance bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office and has acted in good faith in the reasonable belief that the Trustee's or officer action was in the best interest of the Trust or Series and its Shareholders. Any determination pursuant to this Section 4.3 shall not prevent the recovery from any Trustee or officer of any amount paid to such Trustee or officer in accordance with this Section as indemnification if such Trustee or officer is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith n the reasonable belief that such Trustee's or officer's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

                  Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                  Deutsche Asset Management, Inc. and Investment Company Capital Corp. (hereafter, "DeAM"), the investment advisor, have agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeAM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeAM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeAM and the Registrant, then DeAM shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DeAM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

                  1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeAM (or by a representative of DeAM acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeAM, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeAM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeAM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeAM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

                  5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeAM prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeAM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee
                  (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DeAM.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

                  (b)

                  Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal           Positions and Offices with                     Positions and
          Business Address             DWS Scudder Distributors, Inc.             Offices with Registrant
          ----------------             ------------------------------             -----------------------

         Philipp Hensler                Director, Chairman of the Board and CEO           None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer              None
         345 Park Avenue
         New York, NY 10154



                                       10

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal           Positions and Offices with                     Positions and
          Business Address             DWS Scudder Distributors, Inc.             Offices with Registrant
          ----------------             ------------------------------             -----------------------
         Thomas Winnick                 Director and President                            None
         345 Park Avenue
         New York, NY 10154

         Cliff Goldstein                Chief Financial Officer and Treasurer             None
         60 Wall Street
         New York, NY 10005

         Robert Froehlich               Vice President                                    None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                                    Chief Financial Officer and
         345 Park Avenue                                                                  Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                                    None
         222 South Riverside Plaza
         Chicago, IL 60606

         Donna White                    Chief Compliance Officer                          None
         345 Park Avenue
         New York, NY 10154

         John Robbins                   Vice President and AML Compliance Officer         Anti-Money Laundering
         345 Park Avenue                                                                  Compliance Officer
         New York, NY 10154

         Caroline Pearson               Secretary                                         Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                               None
         222 South Riverside Plaza
         Chicago, IL 60606

         Anjie LaRocca                  Assistant Secretary                               None
         345 Park Avenue
         New York, NY 10154


         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

DWS Advisor Funds:                                 345 Park Avenue
(Registrant)                                       New York, New York  10154

Deutsche Asset Management, Inc.:                   345 Park Avenue
(Investment Advisor)                               New York, NY 10154

Deutsche Investment Management Americas Inc.       345 Park Avenue
(Investment Advisor)                               New York, NY 10154

Deutsche Investment Management Americas Inc.       345 Park Avenue
 (Administrator)                                   New York, NY 10154

DWS Scudder Investments Service Company:           222 South Riverside Plaza
(Transfer Agent)                                   Chicago, IL 60606

DWS Scudder Distributors, Inc.:                    222 South Riverside Plaza
(Distributor)                                      Chicago, IL 60606

State Street Bank and Trust Company                225 Franklin Street
(Custodian)                                        Boston, MA 02110

Brown Brothers Harriman                            40 Water Street
(Custodian)                                        Boston, MA 02110

DST Systems, Inc.:                                 127 West 10th Street
(Sub-Transfer Agent and                            Kansas City, MO 64105
Sub-Dividend Distribution Agent)

Item 29.          Management Services
--------          -------------------

                  Not applicable

Item 30.          Undertakings
--------          ------------

                  Not applicable

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 18th day of September 2006.

                                                      DWS ADVISOR FUNDS

                                                      By:  /s/ Michael G. Clark
                                                           --------------------
                                                               Michael G. Clark

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/ Michael G. Clark
 -------------------------------------
 Michael G. Clark                           President                                    September 18, 2006

 /s/ Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        September 18, 2006

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      September 18, 2006

  /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Trustee                                      September 18, 2006

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      September 18, 2006

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froweiss*                       Trustee                                      September 18, 2006

 /s/Martin J. Gruber
 -------------------------------------
 Martin J. Gruber*                          Trustee                                      September 18, 2006

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      September 18, 2006

 /s/Graham E. Jones
 -------------------------------------
 Graham E. Jones*                           Trustee                                      September 18, 2006

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      September 18, 2006

 /s/Philip Saunders, Jr.
 -------------------------------------
 Philip Saunders, Jr.*                      Trustee                                      September 18, 2006

 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Trustee                                      September 18, 2006



 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      September 18, 2006

 /s/Carl W. Vogt
 -------------------------------------
 Carl W. Vogt*                              Trustee                                      September 18, 2006

 /s/Axel Schwarzer
 -------------------------------------
 Axel Schwarzer*                            Trustee                                      September 18, 2006

*By:
         /s/ Caroline Pearson
         --------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 141 to the Registration Statement, as filed on June 30, 2006.

                                                      1933 Act File No. 33-07404
                                                     1940 Act File No. 811-04760




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                        POST-EFFECTIVE AMENDMENT NO. 147
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 147
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                DWS ADVISOR FUNDS

                                DWS ADVISOR FUNDS

                                  EXHIBIT INDEX
                                  -------------

                                     (a)(2)

                                     (d)(3)

                                     (h)(1)



                                       14